Vanguard® Institutional Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (9.3%)
*	Alphabet Inc. Class A	2,250,549	6,259,564
*	Alphabet Inc. Class C	2,083,171	5,818,276
*	Meta Platforms Inc. Class A	17,297,769	3,846,332
*	Walt Disney Co.	13,639,758	1,870,829
	Verizon Communications Inc.	31,448,498	1,601,986
	Comcast Corp. Class A	33,892,197	1,586,833
	AT&T Inc.	53,496,448	1,264,121
*	Netflix Inc.	3,325,946	1,245,866
*	T-Mobile US Inc.	4,398,519	564,550
*	Charter Communications Inc. Class A	892,984	487,141
	Activision Blizzard Inc.	5,835,627	467,492
	Electronic Arts Inc.	2,107,539	266,625
*	Twitter Inc.	5,992,635	231,855
*	Match Group Inc.	2,121,083	230,647
	Paramount Global Class B	4,546,083	171,887
*	Take-Two Interactive Software Inc.	864,398	132,893
	Omnicom Group Inc.	1,565,274	132,860
*	Live Nation Entertainment Inc.	1,011,945	119,045
	Interpublic Group of Cos. Inc.	2,948,087	104,510
	Fox Corp. Class A	2,340,621	92,337
	News Corp. Class A	3,798,999	84,148
	Lumen Technologies Inc.	6,895,701	77,715
*	DISH Network Corp. Class A	1,872,246	59,257
*	Discovery Inc. Class C	2,280,485	56,944
	Fox Corp. Class B	1,119,154	40,603
*,1	Discovery Inc. Class A	1,264,104	31,501
			26,845,817
Consumer Discretionary (12.0%)
*	Amazon.com Inc.	3,278,119	10,686,504
*	Tesla Inc.	6,271,142	6,757,783
	Home Depot Inc.	7,822,506	2,341,511
	McDonald's Corp.	5,598,045	1,384,285
	NIKE Inc. Class B	9,560,352	1,286,441
	Lowe's Cos. Inc.	5,046,873	1,020,427
	Starbucks Corp.	8,617,747	783,956
	Target Corp.	3,589,002	761,658
*	Booking Holdings Inc.	307,645	722,489
	TJX Cos. Inc.	8,935,619	541,320
	Ford Motor Co.	29,465,043	498,254
*	General Motors Co.	10,884,646	476,094
	Dollar General Corp.	1,735,403	386,353
*	Marriott International Inc. Class A	2,049,118	360,133

		Shares	Market Value ($000)
*	O'Reilly Automotive Inc.	504,630	345,651
*	Chipotle Mexican Grill Inc. Class A	210,691	333,320
*	Hilton Worldwide Holdings Inc.	2,087,067	316,692
*	AutoZone Inc.	154,571	316,033
*	Dollar Tree Inc.	1,685,884	269,994
	eBay Inc.	4,690,945	268,604
	Yum! Brands Inc.	2,166,009	256,737
*	Aptiv plc	2,024,945	242,406
	Ross Stores Inc.	2,647,982	239,536
*	Expedia Group Inc.	1,125,502	220,227
	Tractor Supply Co.	852,758	199,008
	DR Horton Inc.	2,415,238	179,959
*	Ulta Beauty Inc.	405,487	161,473
	Lennar Corp. Class A	1,918,024	155,686
	Best Buy Co. Inc.	1,621,495	147,394
*	Royal Caribbean Cruises Ltd.	1,679,497	140,708
	VF Corp.	2,417,328	137,449
	Garmin Ltd.	1,138,361	135,021
	Genuine Parts Co.	1,067,706	134,552
	Darden Restaurants Inc.	955,904	127,087
	Pool Corp.	300,430	127,037
*	Caesars Entertainment Inc.	1,602,553	123,974
*	Carnival Corp.	6,051,685	122,365
	MGM Resorts International	2,818,551	118,210
*	Etsy Inc.	950,484	118,126
*	CarMax Inc.	1,210,131	116,753
	Domino's Pizza Inc.	272,810	111,036
*	NVR Inc.	24,544	109,645
*	Las Vegas Sands Corp.	2,577,358	100,182
	Advance Auto Parts Inc.	467,614	96,777
	Bath & Body Works Inc.	1,933,413	92,417
	LKQ Corp.	2,008,087	91,187
	Hasbro Inc.	971,125	79,555
	PulteGroup Inc.	1,864,505	78,123
	Whirlpool Corp.	442,478	76,451
	Tapestry Inc.	1,981,150	73,600
	BorgWarner Inc. (XNYS)	1,797,651	69,929
*	Norwegian Cruise Line Holdings Ltd.	3,125,988	68,397
*	Wynn Resorts Ltd.	786,854	62,744
	Newell Brands Inc.	2,834,417	60,685
*	Penn National Gaming Inc.	1,243,527	52,750
*	Mohawk Industries Inc.	410,963	51,042
	PVH Corp.	523,554	40,109
	Ralph Lauren Corp. Class A	347,271	39,394
*	Under Armour Inc. Class C	1,606,115	24,991
*	Under Armour Inc. Class A	1,419,011	24,152
	Lennar Corp. Class B	46,974	3,211
			34,467,587
Consumer Staples (6.0%)
	Procter & Gamble Co.	17,957,219	2,743,863
	Costco Wholesale Corp.	3,321,776	1,912,845
	Coca-Cola Co.	29,121,968	1,805,562
	PepsiCo Inc.	10,363,684	1,734,673
	Walmart Inc.	10,597,604	1,578,195
	Philip Morris International Inc.	11,610,225	1,090,665
	Altria Group Inc.	13,657,987	713,630
	Mondelez International Inc. Class A	10,400,153	652,922
	Colgate-Palmolive Co.	6,313,405	478,745

		Shares	Market Value ($000)
	Estee Lauder Cos. Inc. Class A	1,741,049	474,122
	Archer-Daniels-Midland Co.	4,190,869	378,268
	Kimberly-Clark Corp.	2,522,254	310,641
	Sysco Corp.	3,800,368	310,300
	General Mills Inc.	4,519,008	306,027
	Kroger Co.	5,014,620	287,689
	Constellation Brands Inc. Class A	1,230,501	283,409
	Walgreens Boots Alliance Inc.	5,367,613	240,308
	Hershey Co.	1,089,610	236,042
*	Monster Beverage Corp.	2,815,150	224,930
	Kraft Heinz Co.	5,321,574	209,617
	Tyson Foods Inc. Class A	2,190,720	196,354
	McCormick & Co. Inc.	1,870,336	186,660
	Church & Dwight Co. Inc.	1,812,007	180,077
	Kellogg Co.	1,916,441	123,591
	Conagra Brands Inc.	3,595,554	120,703
	J M Smucker Co.	812,188	109,978
	Hormel Foods Corp.	2,112,458	108,876
	Clorox Co.	671,235	93,322
	Brown-Forman Corp. Class B	1,370,101	91,824
	Molson Coors Beverage Co. Class B	1,410,005	75,266
	Campbell Soup Co.	1,517,067	67,616
	Lamb Weston Holdings Inc.	1,086,373	65,085
			17,391,805
Energy (3.9%)
	Exxon Mobil Corp.	31,714,511	2,619,301
	Chevron Corp.	14,440,647	2,351,371
	ConocoPhillips	9,755,408	975,541
	EOG Resources Inc.	4,383,011	522,586
	Schlumberger NV	10,511,812	434,243
	Pioneer Natural Resources Co.	1,700,724	425,232
	Occidental Petroleum Corp.	6,645,470	377,064
	Marathon Petroleum Corp.	4,336,650	370,784
	Valero Energy Corp.	3,061,316	310,846
	Williams Cos. Inc.	9,097,854	303,959
	Phillips 66	3,503,180	302,640
	Devon Energy Corp.	4,718,329	278,995
	Kinder Morgan Inc.	14,615,670	276,382
	Halliburton Co.	6,733,465	254,996
	Baker Hughes Co. Class A	6,787,262	247,124
	ONEOK Inc.	3,341,528	236,012
	Hess Corp.	2,063,696	220,898
	Diamondback Energy Inc.	1,276,801	175,024
	Coterra Energy Inc.	6,095,069	164,384
	Marathon Oil Corp.	5,836,990	146,567
	APA Corp.	2,720,447	112,436
			11,106,385
Financials (11.1%)
*	Berkshire Hathaway Inc. Class B	13,719,142	4,841,622
	JPMorgan Chase & Co.	22,138,635	3,017,939
	Bank of America Corp.	53,250,939	2,195,004
	Wells Fargo & Co.	29,108,942	1,410,619
	S&P Global Inc.	2,653,192	1,088,286
	Charles Schwab Corp.	11,261,988	949,498
	Morgan Stanley	10,619,448	928,140
	American Express Co.	4,607,628	861,626
	Goldman Sachs Group Inc.	2,543,030	839,454

		Shares	Market Value ($000)
	BlackRock Inc.	1,068,182	816,273
	Citigroup Inc.	14,866,065	793,848
	Chubb Ltd.	3,226,882	690,230
	Marsh & McLennan Cos. Inc.	3,782,517	644,617
	CME Group Inc.	2,692,016	640,323
	PNC Financial Services Group Inc.	3,146,308	580,337
	Truist Financial Corp.	10,000,457	567,026
	Intercontinental Exchange Inc.	4,208,656	556,048
	US Bancorp	10,116,089	537,670
	Aon plc Class A (XNYS)	1,609,080	523,965
	Progressive Corp.	4,377,566	498,999
	Moody's Corp.	1,211,354	408,723
	Capital One Financial Corp.	3,100,129	407,016
	American International Group Inc.	6,219,176	390,378
	MetLife Inc.	5,255,709	369,371
	Prudential Financial Inc.	2,831,101	334,551
	Travelers Cos. Inc.	1,806,415	330,086
	MSCI Inc. Class A	608,477	305,991
	Allstate Corp.	2,101,170	291,033
	Aflac Inc.	4,492,468	289,270
	Bank of New York Mellon Corp.	5,545,052	275,201
	Arthur J Gallagher & Co.	1,561,901	272,708
	T Rowe Price Group Inc.	1,717,907	259,730
	Ameriprise Financial Inc.	830,975	249,592
*	SVB Financial Group	440,276	246,312
	Discover Financial Services	2,158,072	237,798
	Fifth Third Bancorp	5,121,525	220,430
	First Republic Bank	1,342,988	217,698
	Willis Towers Watson plc	914,543	216,033
	Northern Trust Corp.	1,557,342	181,353
	Hartford Financial Services Group Inc.	2,508,668	180,147
	State Street Corp.	2,037,342	177,493
	M&T Bank Corp.	964,447	163,474
	Huntington Bancshares Inc.	10,765,614	157,393
	Regions Financial Corp.	7,052,609	156,991
	Nasdaq Inc.	877,533	156,376
	KeyCorp.	6,958,949	155,741
	Raymond James Financial Inc.	1,398,850	153,748
	Cincinnati Financial Corp.	1,123,522	152,754
	Citizens Financial Group Inc.	3,194,701	144,816
	Signature Bank	469,488	137,790
	Synchrony Financial	3,902,661	135,852
	Principal Financial Group Inc.	1,818,734	133,513
	Brown & Brown Inc.	1,756,396	126,935
	FactSet Research Systems Inc.	283,419	123,046
	W R Berkley Corp.	1,570,668	104,591
	MarketAxess Holdings Inc.	285,051	96,974
	Loews Corp.	1,470,823	95,339
	Cboe Global Markets Inc.	798,948	91,416
	Everest Re Group Ltd.	294,507	88,759
	Comerica Inc.	978,583	88,493
	Lincoln National Corp.	1,249,537	81,670
	Assurant Inc.	426,861	77,616
	Zions Bancorp NA	1,136,180	74,488
	Globe Life Inc.	695,452	69,962
	People's United Financial Inc.	3,206,140	64,091
	Invesco Ltd.	2,556,641	58,956

		Shares	Market Value ($000)
	Franklin Resources Inc.	2,101,927	58,686
			31,791,908
Health Care (13.6%)
	UnitedHealth Group Inc.	7,055,761	3,598,226
	Johnson & Johnson	19,721,490	3,495,240
	Pfizer Inc.	42,046,553	2,176,750
	AbbVie Inc.	13,243,611	2,146,922
	Thermo Fisher Scientific Inc.	2,951,766	1,743,461
	Eli Lilly & Co.	5,947,829	1,703,280
	Abbott Laboratories	13,246,662	1,567,875
	Merck & Co. Inc.	18,922,346	1,552,578
	Danaher Corp.	4,766,753	1,398,232
	Bristol-Myers Squibb Co.	16,328,964	1,192,504
	Medtronic plc	10,072,521	1,117,546
	Amgen Inc.	4,219,679	1,020,403
	CVS Health Corp.	9,832,585	995,156
	Anthem Inc.	1,818,281	893,176
*	Intuitive Surgical Inc.	2,679,947	808,486
	Stryker Corp.	2,515,247	672,451
	Zoetis Inc.	3,544,420	668,442
	Cigna Corp.	2,419,521	579,741
	Becton Dickinson and Co.	2,133,151	567,418
	Gilead Sciences Inc.	9,396,798	558,640
*	Regeneron Pharmaceuticals Inc.	799,439	558,344
*	Edwards Lifesciences Corp.	4,677,127	550,591
*	Vertex Pharmaceuticals Inc.	1,906,896	497,643
*	Boston Scientific Corp.	10,674,338	472,766
*	Moderna Inc.	2,642,166	455,140
	HCA Healthcare Inc.	1,793,883	449,583
	Humana Inc.	962,787	418,976
*	Illumina Inc.	1,170,680	409,036
*	DexCom Inc.	725,942	371,392
*	Centene Corp.	4,370,303	367,936
*	IDEXX Laboratories Inc.	635,057	347,414
	McKesson Corp.	1,121,778	343,410
*	IQVIA Holdings Inc.	1,431,730	331,030
	Agilent Technologies Inc.	2,250,996	297,874
	Baxter International Inc.	3,752,479	290,967
	ResMed Inc.	1,095,890	265,764
*	Align Technology Inc.	549,455	239,562
*	Mettler-Toledo International Inc.	172,229	236,503
*	Biogen Inc.	1,100,766	231,821
	West Pharmaceutical Services Inc.	554,974	227,933
	Cerner Corp.	2,204,847	206,285
	Zimmer Biomet Holdings Inc.	1,565,849	200,272
*	Laboratory Corp. of America Holdings	697,484	183,899
	STERIS plc	749,874	181,297
	AmerisourceBergen Corp. Class A	1,128,219	174,547
	PerkinElmer Inc.	945,889	165,020
	Cooper Cos. Inc.	368,924	154,059
*	Catalent Inc.	1,341,017	148,719
*	Molina Healthcare Inc.	437,400	145,912
*	Hologic Inc.	1,871,292	143,753
*	Waters Corp.	457,201	141,911
	Bio-Techne Corp.	293,884	127,264
	Teleflex Inc.	350,965	124,533
	Quest Diagnostics Inc.	890,635	121,892
	Cardinal Health Inc.	2,073,774	117,583

		Shares	Market Value ($000)
*	ABIOMED Inc.	340,891	112,917
*	Incyte Corp.	1,408,016	111,825
*	Charles River Laboratories International Inc.	378,451	107,469
	Viatris Inc.	9,058,924	98,561
*	Bio-Rad Laboratories Inc. Class A	161,933	91,206
*	Henry Schein Inc.	1,038,465	90,544
	DENTSPLY SIRONA Inc.	1,637,930	80,619
	Universal Health Services Inc. Class B	547,644	79,381
	Organon & Co.	1,897,851	66,292
*	DaVita Inc.	462,292	52,290
			39,048,262
Industrials (7.8%)
	Union Pacific Corp.	4,770,992	1,303,483
	United Parcel Service Inc. Class B	5,462,256	1,171,435
	Raytheon Technologies Corp.	11,179,806	1,107,583
	Honeywell International Inc.	5,137,624	999,679
	Caterpillar Inc.	4,052,110	902,891
	Deere & Co.	2,100,862	872,824
	Lockheed Martin Corp.	1,815,543	801,381
*	Boeing Co.	4,105,498	786,203
	General Electric Co.	8,235,303	753,530
	3M Co.	4,278,172	636,934
	CSX Corp.	16,615,079	622,235
	Norfolk Southern Corp.	1,796,240	512,324
	Northrop Grumman Corp.	1,099,162	491,567
	Waste Management Inc.	2,882,725	456,912
	Eaton Corp. plc	2,985,784	453,123
	Illinois Tool Works Inc.	2,139,266	447,962
	Emerson Electric Co.	4,449,463	436,270
	FedEx Corp.	1,826,066	422,533
	General Dynamics Corp.	1,726,461	416,388
	Roper Technologies Inc.	790,078	373,099
	L3Harris Technologies Inc.	1,469,656	365,165
	Johnson Controls International plc	5,262,007	345,030
	Carrier Global Corp.	6,406,068	293,846
	Cintas Corp.	660,248	280,863
	Parker-Hannifin Corp.	962,739	273,187
	Trane Technologies plc	1,748,449	266,988
	Verisk Analytics Inc. Class A	1,207,768	259,223
*	TransDigm Group Inc.	394,518	257,044
	Fastenal Co.	4,312,545	256,165
	Otis Worldwide Corp.	3,183,907	245,002
	Rockwell Automation Inc.	870,609	243,797
	AMETEK Inc.	1,733,154	230,821
	PACCAR Inc.	2,601,848	229,145
	Cummins Inc.	1,066,729	218,797
	Equifax Inc.	914,008	216,711
	Old Dominion Freight Line Inc.	698,025	208,486
	Republic Services Inc. Class A	1,564,514	207,298
*	Southwest Airlines Co.	4,437,801	203,251
*	Copart Inc.	1,599,378	200,674
*	United Rentals Inc.	542,702	192,773
*	Delta Air Lines Inc.	4,798,549	189,879
	Stanley Black & Decker Inc.	1,220,818	170,658
	Dover Corp.	1,079,325	169,346
	WW Grainger Inc.	324,406	167,325
	Fortive Corp.	2,687,987	163,779
	Ingersoll Rand Inc.	3,052,543	153,696

		Shares	Market Value ($000)
*	Generac Holdings Inc.	472,695	140,513
	Quanta Services Inc.	1,066,965	140,423
	Westinghouse Air Brake Technologies Corp.	1,400,269	134,664
	Jacobs Engineering Group Inc.	967,199	133,290
	Expeditors International of Washington Inc.	1,269,121	130,923
	JB Hunt Transport Services Inc.	629,253	126,348
	Textron Inc.	1,651,881	122,867
	Xylem Inc.	1,352,081	115,278
	Leidos Holdings Inc.	1,052,132	113,651
*	United Airlines Holdings Inc.	2,426,657	112,500
	IDEX Corp.	570,011	109,288
	CH Robinson Worldwide Inc.	973,006	104,803
	Howmet Aerospace Inc.	2,846,700	102,310
	Robert Half International Inc.	821,215	93,766
	Nordson Corp.	405,586	92,101
	Masco Corp.	1,799,546	91,777
*	American Airlines Group Inc.	4,849,282	88,499
	Snap-on Inc.	400,543	82,304
	Fortune Brands Home & Security Inc.	1,017,184	75,556
	Allegion plc	672,274	73,802
	Nielsen Holdings plc	2,681,840	73,053
	Pentair plc	1,237,757	67,099
	A O Smith Corp.	985,501	62,964
	Huntington Ingalls Industries Inc.	299,749	59,782
	Rollins Inc.	1,693,602	59,361
*	Alaska Air Group Inc.	945,937	54,874
			22,539,101
Information Technology (27.9%)
	Apple Inc.	116,139,390	20,279,099
	Microsoft Corp.	56,160,268	17,314,772
	NVIDIA Corp.	18,727,867	5,110,086
	Visa Inc. Class A	12,423,549	2,755,170
	Mastercard Inc. Class A	6,465,303	2,310,570
	Broadcom Inc.	3,092,793	1,947,470
	Cisco Systems Inc.	31,594,094	1,761,687
*	Adobe Inc.	3,533,584	1,609,972
	Accenture plc Class A	4,734,410	1,596,585
*	salesforce.com Inc.	7,378,900	1,566,688
	Intel Corp.	30,503,771	1,511,767
*	Advanced Micro Devices Inc.	12,246,479	1,339,030
	QUALCOMM Inc.	8,442,505	1,290,184
	Texas Instruments Inc.	6,918,209	1,269,353
	Intuit Inc.	2,121,282	1,019,997
*	PayPal Holdings Inc.	8,727,490	1,009,334
	Oracle Corp.	11,802,674	976,435
	Applied Materials Inc.	6,652,074	876,743
	International Business Machines Corp.	6,717,992	873,473
*	ServiceNow Inc.	1,498,195	834,330
	Automatic Data Processing Inc.	3,146,546	715,965
	Micron Technology Inc.	8,388,349	653,369
	Analog Devices Inc.	3,935,316	650,036
	Lam Research Corp.	1,044,969	561,786
	Fidelity National Information Services Inc.	4,561,206	458,036
*	Fiserv Inc.	4,450,817	451,313
	KLA Corp.	1,128,905	413,247
*	Synopsys Inc.	1,149,260	383,014
	NXP Semiconductors NV	1,991,798	368,642
*	Autodesk Inc.	1,647,572	353,157

		Shares	Market Value ($000)
	Cognizant Technology Solutions Corp. Class A	3,933,399	352,708
*	Fortinet Inc.	1,016,249	347,293
*	Cadence Design Systems Inc.	2,075,584	341,351
	Amphenol Corp. Class A	4,485,095	337,952
	Paychex Inc.	2,404,216	328,103
	TE Connectivity Ltd.	2,439,574	319,535
	Microchip Technology Inc.	4,163,378	312,836
	Motorola Solutions Inc.	1,265,772	306,570
	HP Inc.	8,114,878	294,570
	Global Payments Inc.	2,132,150	291,763
*	Arista Networks Inc.	1,679,264	233,384
*	Keysight Technologies Inc.	1,370,994	216,576
*	ANSYS Inc.	653,626	207,624
	Corning Inc.	5,596,592	206,570
*	Enphase Energy Inc.	1,003,358	202,458
*	Gartner Inc.	616,380	183,348
	CDW Corp.	1,017,429	182,008
*	Teledyne Technologies Inc.	349,688	165,273
*	Zebra Technologies Corp. Class A	397,563	164,472
	Skyworks Solutions Inc.	1,228,229	163,698
	Hewlett Packard Enterprise Co.	9,687,853	161,884
*	VeriSign Inc.	724,320	161,132
	Monolithic Power Systems Inc.	324,826	157,762
*	FleetCor Technologies Inc.	608,445	151,539
*	Akamai Technologies Inc.	1,217,947	145,411
	Teradyne Inc.	1,221,997	144,477
	NetApp Inc.	1,664,047	138,116
*	Tyler Technologies Inc.	307,335	136,730
	Broadridge Financial Solutions Inc.	874,024	136,094
*	Trimble Inc.	1,879,668	135,599
	Seagate Technology Holdings plc	1,507,669	135,539
*	SolarEdge Technologies Inc.	393,652	126,902
*	EPAM Systems Inc.	425,163	126,108
*	Paycom Software Inc.	360,966	125,031
*	Western Digital Corp.	2,341,827	116,272
	NortonLifeLock Inc.	4,357,583	115,563
	Jack Henry & Associates Inc.	546,148	107,618
*	Qorvo Inc.	813,200	100,918
*	F5 Inc.	455,437	95,164
	Citrix Systems Inc.	934,603	94,301
	Juniper Networks Inc.	2,434,895	90,481
*	PTC Inc.	789,580	85,054
*	Ceridian HCM Holding Inc.	1,024,018	70,002
*	DXC Technology Co.	1,833,816	59,837
*	IPG Photonics Corp.	267,035	29,310
			80,366,246
Materials (2.6%)
*	Linde plc	3,839,577	1,226,476
	Freeport-McMoRan Inc.	10,997,786	547,030
	Newmont Corp.	5,973,151	474,567
	Sherwin-Williams Co.	1,806,832	451,021
	Air Products and Chemicals Inc.	1,660,647	415,012
	Dow Inc.	5,510,093	351,103
	Ecolab Inc.	1,867,025	329,642
	Corteva Inc.	5,447,767	313,138
	Nucor Corp.	2,036,723	302,759
	DuPont de Nemours Inc.	3,840,538	282,587
	International Flavors & Fragrances Inc.	1,907,503	250,512

		Shares	Market Value ($000)
	PPG Industries Inc.	1,778,834	233,152
	Ball Corp.	2,427,124	218,441
	LyondellBasell Industries NV Class A	1,970,088	202,564
	Albemarle Corp.	876,833	193,912
	Mosaic Co.	2,776,465	184,635
	Vulcan Materials Co.	993,716	182,546
	Martin Marietta Materials Inc.	467,372	179,887
	CF Industries Holdings Inc.	1,607,567	165,676
	International Paper Co.	2,902,046	133,929
	Amcor plc	11,334,172	128,416
	FMC Corp.	949,274	124,896
	Celanese Corp. Class A	808,273	115,478
	Packaging Corp. of America	711,029	110,999
	Eastman Chemical Co.	967,513	108,419
	Avery Dennison Corp.	620,347	107,922
	Westrock Co.	1,975,721	92,918
	Sealed Air Corp.	1,108,207	74,206
			7,501,843
Real Estate (2.7%)
	Prologis Inc.	5,543,111	895,102
	American Tower Corp.	3,411,602	857,063
	Crown Castle International Corp.	3,237,609	597,663
	Equinix Inc.	674,434	500,174
	Public Storage	1,142,560	445,918
	Simon Property Group Inc.	2,461,014	323,771
	Welltower Inc.	3,259,389	313,358
	Digital Realty Trust Inc.	2,125,071	301,335
	Realty Income Corp.	4,236,527	293,591
	SBA Communications Corp. Class A	815,240	280,524
	AvalonBay Communities Inc.	1,047,387	260,139
	Equity Residential	2,560,716	230,260
*	CBRE Group Inc. Class A	2,507,532	229,489
	Alexandria Real Estate Equities Inc.	1,090,777	219,519
	Weyerhaeuser Co.	5,595,044	212,052
	Extra Space Storage Inc.	1,003,454	206,310
	Ventas Inc.	2,991,352	184,746
	Mid-America Apartment Communities Inc.	863,533	180,867
	Essex Property Trust Inc.	488,590	168,798
	Duke Realty Corp.	2,854,591	165,737
	Healthpeak Properties Inc.	4,042,896	138,793
	Boston Properties Inc.	1,065,545	137,242
	UDR Inc.	2,242,865	128,673
	Iron Mountain Inc.	2,169,042	120,187
	Kimco Realty Corp.	4,618,782	114,084
	Host Hotels & Resorts Inc.	5,351,048	103,971
	Regency Centers Corp.	1,153,480	82,289
	Federal Realty Investment Trust	530,772	64,791
	Vornado Realty Trust	1,192,934	54,064
			7,810,510
Utilities (2.7%)
	NextEra Energy Inc.	14,698,332	1,245,096
	Duke Energy Corp.	5,761,309	643,308
	Southern Co.	7,936,784	575,496
	Dominion Energy Inc.	6,066,664	515,484
	Sempra Energy (XNYS)	2,391,776	402,105
	American Electric Power Co. Inc.	3,771,549	376,287
	Exelon Corp.	7,334,904	349,361

		Shares	Market Value ($000)
	Xcel Energy Inc.	4,036,602	291,322
	Public Service Enterprise Group Inc.	3,789,031	265,232
	Consolidated Edison Inc.	2,650,573	250,956
	WEC Energy Group Inc.	2,361,438	235,695
	Eversource Energy	2,575,709	227,152
	American Water Works Co. Inc.	1,360,296	225,170
	Edison International	2,847,162	199,586
	FirstEnergy Corp.	4,269,943	195,820
	DTE Energy Co.	1,451,877	191,953
	Ameren Corp.	1,931,019	181,052
	Entergy Corp.	1,506,393	175,871
	PPL Corp.	5,627,336	160,717
	CMS Energy Corp.	2,171,985	151,909
	CenterPoint Energy Inc.	4,712,849	144,402
	Constellation Energy Corp.	2,444,371	137,496
	AES Corp.	4,998,275	128,606
	Atmos Energy Corp.	1,016,017	121,404
	Evergy Inc.	1,718,169	117,420
	Alliant Energy Corp.	1,875,631	117,189
	NiSource Inc.	2,941,086	93,526
	NRG Energy Inc.	1,834,014	70,353
	Pinnacle West Capital Corp.	846,492	66,111
			7,856,079
Total Common Stocks (Cost $97,010,518)			286,725,543
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.312% (Cost $981,276)	9,814,204	981,322
Total Investments (99.9%) (Cost $97,991,794)			287,706,865
Other Assets and Liabilities—Net (0.1%)			230,355
Net Assets (100%)			287,937,220
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,944,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $20,525,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	4,725	1,070,390	47,232

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	1/31/23	GSI	32,658	(0.070)	2,099	—
State Street Corp.	8/31/23	BANA	60,984	(0.670)	366	—
					2,465	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $5,892,000 and cash of $1,018,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	286,725,543	—	—	286,725,543
Temporary Cash Investments	981,322	—	—	981,322
Total	287,706,865	—	—	287,706,865
Derivative Financial Instruments
Assets
Futures Contracts[1]	47,232	—	—	47,232
Swap Contracts	—	2,465	—	2,465
Total	47,232	2,465	—	49,697
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.